Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	JWF Assurance PAC
Auditor Firm ID	7095
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Token Cat Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2024, and the related consolidated statements of operation and comprehensive income, changes in shareholders’ equity, and cash flows for the year ended December 31, 2024 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.